Financial Industries Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Financials Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.02%	15.27%	13.18%
Lipper Financial Services Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.70%	15.44%	12.31%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	11.44%	10.54%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	11.82%	11.21%	10.32%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	12.11%	11.49%	10.60%